Loans and Allowance for Credit Losses - Reconciliation of Allowance for Credit Losses - Credit Cards (Detail) - Retail [member] - Credit cards [member] - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2026	Apr. 30, 2025
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 1,348	$ 1,264	$ 1,356	$ 1,233
Provision for credit losses
Originations	4	3	6	5
Maturities	(13)	(16)	(28)	(29)
Changes in risk, parameters and exposures	262	270	505	504
Write-offs	(301)	(246)	(584)	(480)
Recoveries	51	47	98	88
Exchange rate and other	0	(2)	(2)	(1)
Balance at end of period	1,351	1,320	1,351	1,320
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	210	206	217	207
Provision for credit losses
Transfers to stage 1	143	179	312	334
Transfers to stage 2	(26)	(28)	(53)	(56)
Transfers to stage 3	(1)		(1)	(1)
Originations	4	3	6	5
Maturities	(1)	(1)	(2)	(2)
Changes in risk, parameters and exposures	(60)	(155)	(209)	(283)
Exchange rate and other	0	(2)	(1)	(2)
Balance at end of period	269	202	269	202
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	1,138	1,058	1,139	1,026
Provision for credit losses
Transfers to stage 1	(143)	(179)	(312)	(334)
Transfers to stage 2	26	28	53	56
Transfers to stage 3	(148)	(146)	(312)	(283)
Maturities	(12)	(15)	(26)	(27)
Changes in risk, parameters and exposures	221	373	541	680
Exchange rate and other	0	(1)	(1)
Balance at end of period	1,082	1,118	1,082	1,118
Impaired Stage three [member]
Provision for credit losses
Transfers to stage 3	149	146	313	284
Changes in risk, parameters and exposures	101	52	173	107
Write-offs	(301)	(246)	(584)	(480)
Recoveries	$ 51	47	$ 98	88
Exchange rate and other		$ 1		$ 1